Schedule of Investments (unaudited)	iShares® MSCI UAE ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.6%
Aramex PJSC	599,171	$591,530

Airlines — 2.2%
Air Arabia PJSC	1,407,114	796,611

Banks — 40.4%
Abu Dhabi Commercial Bank PJSC	628,646	1,677,408
Abu Dhabi Islamic Bank PJSC	699,199	1,831,941
Dubai Islamic Bank PJSC	1,010,763	1,568,135
Emirates NBD Bank PJSC	458,488	1,655,788
First Abu Dhabi Bank PJSC	1,641,047	7,870,062
Sharjah Islamic Bank	584,234	318,115
		14,921,449
Building Products — 1.2%
Ras Al Khaimah Ceramics	618,427	455,452

Capital Markets — 2.0%
Dubai Financial Market PJSC	1,360,414	608,507
SHUAA Capital PSC(a)	1,390,002	144,401
		752,908
Construction & Engineering — 0.1%
Arabtec Holding PJSC(a)(b)	2,433,366	7
Drake & Scull International PJSC(a)(b)	2,972,998	44,921
		44,928
Diversified Financial Services — 2.2%
Al Waha Capital PJSC	1,217,949	448,930
Amanat Holdings PJSC	1,437,877	329,745
Gulf General Investment Co.(a)(b)	7,295,803	47,273
		825,948
Diversified Telecommunication Services — 24.2%
Al Yah Satellite Communications Co.	821,523	585,211
Emirates Telecommunications Group Co. PJSC	1,187,053	8,346,904
		8,932,115
Food Products — 1.2%
Agthia Group PJSC	388,705	449,755

Health Care Providers & Services — 0.0%
NMC Health PLC, NVS(b)	112,588	1

Industrial Conglomerates — 7.4%
Dubai Investments PJSC	1,298,819	795,735
Multiply Group(a)	1,258,607	1,665,305
Security	Shares	Value

Industrial Conglomerates (continued)
Q Holding PJSC(a)	231,897	$284,102
		2,745,142
Oil, Gas & Consumable Fuels — 1.7%
Dana Gas PJSC	2,567,588	632,690

Real Estate Management & Development — 10.2%
Aldar Properties PJSC	1,121,733	1,455,975
Deyaar Development PJSC(a)	257,815	35,853
Emaar Development PJSC(a)	26,280	30,133
Emaar Properties PJSC	954,093	1,586,283
Eshraq Investments PJSC(a)	1,157,765	153,893
RAK Properties PJSC(a)	1,440,579	280,621
Union Properties PJSC(a)	3,089,710	217,091
		3,759,849
Specialty Retail — 4.6%
Abu Dhabi National Oil Co. for Distribution PJSC	1,354,294	1,680,680

Thrifts & Mortgage Finance — 0.4%
Amlak Finance PJSC(a)	881,987	146,341

Water Utilities — 0.6%
National Central Cooling Co. PJSC	250,949	208,604

Total Long-Term Investments — 100.0%
(Cost: $34,036,141)		36,944,003

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	50,000	50,000

Total Short-Term Securities — 0.1%
(Cost: $50,000)		50,000

Total Investments — 100.1%
(Cost: $34,086,141)		36,994,003

Liabilities in Excess of Other Assets — (0.1)%		(39,155)

Net Assets — 100.0%		$36,954,848

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$80,000	$—	$(30,000	)(a)	$—	$—	$50,000	50,000	$474	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI UAE ETF
November 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	1	12/16/22	$49	$5,465

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,717,277	$34,134,524	$92,202	$36,944,003
Money Market Funds	50,000	—	—	50,000
	$2,767,277	$34,134,524	$92,202	$36,994,003
Derivative financial instruments(a)
Assets
Futures Contracts	$5,465	$—	$—	$5,465

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

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